Accounts Receivable and Contract Assets - Summary of aging of past-due accounts receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Current	¥ 1,003,860	¥ 860,681
Accounts receivable	1,052,631	1,028,004
New borrowers [member]
Financing Receivable, Past Due [Line Items]
Current	117,030	186,855
Accounts receivable	128,940	232,575
Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Current	756,322	645,463
Accounts receivable	793,183	767,066
Other [Member]
Financing Receivable, Past Due [Line Items]
Current	130,508	28,363
Accounts receivable	130,508	28,363
1-89 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	26,886	90,365
1-89 days past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	6,781	24,353
1-89 days past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	20,105	66,012
1-89 days past due [member] | Other [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	0
90-119 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	7,614	27,014
90-119 days past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	1,672	7,415
90-119 days past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	5,942	19,599
90-119 days past due [member] | Other [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	0
120-149 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	6,943	25,678
120-149 days past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	1,587	7,048
120-149 days past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	5,356	18,630
120-149 days past due [member] | Other [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	0
150-179 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	7,328	24,266
150-179 days past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	1,870	6,904
150-179 days past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	5,458	17,362
150-179 days past due [member] | Other [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	0
Total past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	48,771	167,323
Total past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	11,910	45,720
Total past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	36,861	¥ 121,603
Total past due [member] | Other [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	¥ 0